BUSINESS ACQUISITIONS AND GOODWILL - Fair Value of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 01, 2017	Dec. 31, 2016	Sep. 16, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Goodwill (Note 16)	$ 41,690		$ 30,841		$ 7,476
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		$ 71,610
Less: fair value of net identifiable assets acquired		62,064
Goodwill (Note 16)		$ 9,546
Powerband Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid in cash				$ 41,856
Plus: Remaining non-controlling interest				6,497
Less: fair value of net identifiable assets acquired				24,988
Goodwill (Note 16)				$ 23,365